UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): January 30, 2020

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION1

(Exact name of securitizer as specified in its charter)

000-19191, 025-00707, 333-192048	0000869090
(Commission File Numbers of securitizer)	(Central Index Key Number of securitizer)

Maria L. Sarcone, Executive Director, (201) 273-5247

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1

JPMorgan Chase Bank, National Association, as securitizer, is filing this Form ABS-15G in respect of asset backed securities outstanding during the reporting period for the following affiliated entity: Chase Issuance Trust (Central Index Key Number 0001174821).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION (Securitizer)

By:	/s/ Maria L. Sarcone
	Name:	Maria L. Sarcone
	Title:	Executive Director

Date: January 30, 2020